UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Franklin Federal
Tax-Free Income Fund
October 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Your Fund’s Expenses 5
Financial Highlights and Schedule of Investments 6
Financial Statements 44
Notes to Financial Statements 48
Shareholder Information 57
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Franklin Federal Tax-Free Income Fund
This semiannual report for Franklin Federal Tax-Free Income
Fund covers the period ended October 31, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.72 on April 30, 2023, to $9.91 on
October 31, 2023. The Fund’s Class A shares paid dividends
totaling 17.9739 cents per share for the reporting period.
2
The Performance Summary beginning on page  3 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 3.44%, based on an annualization
of the October 's 2.9500 cents per share dividend and the
maximum offering price of $10.30 on October 31, 2023. An
investor in the 2023 maximum federal personal income tax
bracket of 37.00% (plus 3.80% Medicare tax) would need to
earn a distribution rate of 5.81% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
Portfolio Composition
10/31/23
% of Total
Investments*
Transportation 17.87%
Health Care 15.99%
Housing 11.53%
Industrial Dev. Revenue and Pollution Control 11.16%
Utilities 10.63%
Special Tax 9.13%
Local 6.30%
Education 5.87%
Lease 5.52%
Refunded 2.95%
State General Obligation 2.52%
Other Revenue Bonds 0.53%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
11
.

Performance Summary as of October 31, 2023
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/23

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A
4,5
6-Month -5.95% -9.48%
1-Year +2.08% -1.75%
5-Year +0.21% -0.72%
10-Year +16.99% +1.19%
Advisor
6-Month -5.73% -5.73%
1-Year +2.43% +2.43%
5-Year +1.58% +0.31%
10-Year +19.24% +1.78%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.44% 5.81% 4.34% 7.33%
Advisor 3.81% 6.44% 4.76% 8.04%
See page 4 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Changes in the credit rating of a bond , or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s October dividend and the maximum offering price (NAV for Advisor Class) per share on 10/31/23.
7. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/23–10/31/23)
Share Class
Net Investment
Income
A $0.179739
A1 $0.187654
C $0.158613
R6 $0.195356
Advisor $0.192939
Total Annual Operating Expenses
9
Share Class
A 0.79%
Advisor 0.54%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
l
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/23
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
Ending
Account
Value 10/31/23
Expenses
Paid During
Period
5/1/23–10/31/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $940.50 $3.80 $1,021.22 $3.96 0.78%
A1 $1,000 $942.20 $3.07 $1,021.98 $3.19 0.63%
C $1,000 $939.50 $5.74 $1,019.21 $5.98 1.18%
R6 $1,000 $942.00 $2.35 $1,022.72 $2.44 0.48%
Advisor $1,000 $942.70 $2.59 $1,022.47 $2.69 0.53%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
Year Ended
April 30, 2019
a
2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.72 $10.97 $12.31 $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
............. 0.18 0.34 0.31 0.33 0.35 0.25
Net realized and unrealized gains (losses) (0.81) (0.25) (1.35) 0.71 (0.22) 0.19
Total from investment operations ........ (0.63) 0.09 (1.04) 1.04 0.13 0.44
Less distributions from:
Net investment income .............. (0.18) (0.34) (0.30) (0.33) (0.35) (0.24)
Net asset value, end of period .......... $9.91 $10.72 $10.97 $12.31 $11.60 $11.82
Total return
d
....................... (5.95)% 0.87% (8.62)% 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
......................... 0.78%
g
0.79%
g
0.77%
g
0.78%
g
0.77% 0.78%
Net investment income ............... 3.49% 3.21% 2.56% 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of period (000’s) ........ $1,801,988 $1,940,290 $1,916,791 $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ................ 11.71% 28.31% 22.08% 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.72 $10.97 $12.31 $11.60 $11.82 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.19 0.36 0.33 0.35 0.37 0.42
Net realized and unrealized gains (losses) (0.80) (0.26) (1.35) 0.70 (0.22) 0.16
Total from investment operations ........ (0.61) 0.10 (1.02) 1.05 0.15 0.58
Less distributions from:
Net investment income .............. (0.19) (0.35) (0.32) (0.34) (0.37) (0.44)
Net asset value, end of period .......... $9.92 $10.72 $10.97 $12.31 $11.60 $11.82
Total return
c
....................... (5.78)% 1.02% (8.48)% 9.17% 1.22% 5.06%
Ratios to average net assets
d
Expenses
e
........................ 0.63%
f
0.64%
f
0.63%
f
0.63%
f
0.62% 0.63%
Net investment income ............... 3.64% 3.35% 2.71% 2.89% 3.11% 3.60%
Supplemental data
Net assets, end of period (000’s) ........ $4,558,634 $5,215,087 $6,256,503 $6,919,289 $6,833,018 $7,821,881
Portfolio turnover rate ................ 11.71% 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.71 $10.96 $12.30 $11.59 $11.81 $11.68
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.30 0.26 0.29 0.31 0.35
Net realized and unrealized gains (losses) (0.80) (0.25) (1.34) 0.70 (0.22) 0.15
Total from investment operations ........ (0.64) 0.05 (1.08) 0.99 0.09 0.50
Less distributions from:
Net investment income .............. (0.16) (0.30) (0.26) (0.28) (0.31) (0.37)
Net asset value, end of period .......... $9.91 $10.71 $10.96 $12.30 $11.59 $11.81
Total return
c
....................... (6.05)% 0.47% (8.99)% 8.58% 0.67% 4.39%
Ratios to average net assets
d
Expenses
e
........................ 1.18%
f
1.19%
f
1.18%
f
1.18%
f
1.17% 1.18%
Net investment income ............... 3.08% 2.79% 2.15% 2.35% 2.56% 3.05%
Supplemental data
Net assets, end of period (000’s) ........ $191,568 $246,760 $340,772 $543,196 $657,344 $841,909
Portfolio turnover rate ................ 11.71% 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $10.98 $12.32 $11.61 $11.83 $11.69
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.37 0.35 0.37 0.39 0.44
Net realized and unrealized gains (losses) (0.81) (0.25) (1.35) 0.70 (0.22) 0.15
Total from investment operations ........ (0.61) 0.12 (1.00) 1.07 0.17 0.59
Less distributions from:
Net investment income .............. (0.20) (0.37) (0.34) (0.36) (0.39) (0.45)
Net asset value, end of period .......... $9.92 $10.73 $10.98 $12.32 $11.61 $11.83
Total return
c
....................... (5.80)% 1.17% (8.35)% 9.31% 1.37% 5.19%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.48% 0.50% 0.48% 0.49% 0.49% 0.49%
Expenses net of waiver and payments by
affiliates and expense reduction
e
........ 0.48%
f
0.49% 0.48%
f
0.49%
f
0.49%
f
0.49%
f
Net investment income ............... 3.77% 3.51% 2.88% 3.00% 3.24% 3.74%
Supplemental data
Net assets, end of period (000’s) ........ $650,295 $952,887 $761,716 $294,727 $196,774 $177,983
Portfolio turnover rate ................ 11.71% 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended October
31, 2023
(unaudited)
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.73 $10.98 $12.32 $11.61 $11.83 $11.69
Income from investment operations
a
:
Net investment income
b
............. 0.20 0.37 0.34 0.36 0.38 0.43
Net realized and unrealized gains (losses) (0.81) (0.26) (1.35) 0.71 (0.22) 0.16
Total from investment operations ........ (0.61) 0.11 (1.01) 1.07 0.16 0.59
Less distributions from:
Net investment income .............. (0.19) (0.36) (0.33) (0.36) (0.38) (0.45)
Net asset value, end of period .......... $9.93 $10.73 $10.98 $12.32 $11.61 $11.83
Total return
c
....................... (5.73)% 1.12% (8.39)% 9.27% 1.33% 5.15%
Ratios to average net assets
d
Expenses
e
........................ 0.53%
f
0.54%
f
0.52%
f
0.53%
f
0.52% 0.53%
Net investment income ............... 3.75% 3.44% 2.80% 2.98% 3.21% 3.70%
Supplemental data
Net assets, end of period (000’s) ........ $1,180,323 $998,541 $1,383,620 $1,829,553 $1,465,542 $1,210,861
Portfolio turnover rate ................ 11.71% 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited), October 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 1,822,680
Total Management Investment Companies (Cost $2,255,733) .....................
1,822,680
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
b
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 32,751,702
Total Corporate Bonds (Cost $35,660,000) ......................................
32,751,702
c
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
b,d
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 6.866% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 8,146,112 8,276,593
Residential REITs 0.2%
b,d
Centennial Gardens LP , Delay Draw Term Loan , 6.866% , ( 1-month SOFR + 1.5% ),
1/08/24 ......................................................... 16,317,314 16,501,625
Total Senior Floating Rate Interests (Cost $24,463,425) ..........................
24,778,218
Municipal Bonds 98.2%
Alabama 2.7%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 16,588,734
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 9,549,011
e
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 26,090,000 25,137,099
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 31,585,629
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 25,017,618
Revenue, 2023 B-2, Mandatory Put, 5.25%, 12/01/30 ....................... 17,015,000 17,152,856
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 4,000,000 4,050,584
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 7,988,499
f
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,900,000 11,002,754
e
Energy Southeast A Cooperative District ,
Revenue, 2023 A-1, Mandatory Put, 5.5%, 1/01/31 ......................... 25,230,000 25,673,803
Revenue, 2023 B-1, Mandatory Put, 5.75%, 11/01/31 ....................... 15,000,000 15,525,615
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 2,879,461
Jacksonville Public Educational Building Authority ,
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.25%, 8/01/53 ... 8,000,000 8,011,844
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.5%, 8/01/58 .... 2,000,000 2,025,640
e
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 1,000,000 912,452
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 13,047,213
Revenue, 2023 B, Mandatory Put, 5%, 6/01/30 ............................ 6,000,000 5,962,782
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 4,792,900
226,904,494
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,215,807
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 12,998,205
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,603,913

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Alaska (continued)
Northern Tobacco Securitization Corp., (continued)
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. $ 1,535,000 $ 1,366,425
33,184,350
Arizona 2.6%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/32 ............. 205,000 206,463
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/33 ............. 220,000 221,363
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/34 ............. 230,000 212,399
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/35 ............. 235,000 214,522
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/36 ............. 220,000 197,203
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/41 ............. 720,000 595,541
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 550,000 410,836
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/61 ............. 6,050,000 4,283,739
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 7,744,758
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,046,976
e
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-1 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,066,408
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,103,286
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 10,000,000 9,576,219
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 22,607,215
Airport, Revenue, Senior Lien, 2018, 5%, 7/01/48 .......................... 6,000,000 5,729,605
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 12,260,467
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 7,467,361
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,505,034
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 E, 4%, 1/01/45 ............... 10,000,000 8,442,655
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 21,106,637
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,132,962
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 15,332,624
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 3,530,621
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 6,627,922
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/32 ................. 6,000,000 6,737,638
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/34 ................. 5,000,000 5,640,654
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/35 ................. 9,860,000 11,144,607
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,011,962
214,157,677
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 5,596,646
California 7.6%
f
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 16,999,787
e
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 8,836,834
e
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 15,000,000 14,273,772

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
e
California Community Choice Financing Authority, (continued)
Revenue, 2023 A-1, Mandatory Put, 5%, 8/01/29 .......................... $ 5,000,000 $ 4,969,709
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 43,250,000 42,340,820
f
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 22,400,000 16,676,746
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 13,144,453
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 10,000,000 5,561,095
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 425,000 433,679
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 620,000 632,644
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 7,980,154
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 12,849,457
f
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 7,128,348
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 3,957,299
f
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 17,835,284
f
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 17,045,256
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,546,060
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 9,451,229
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 3,291,653
f
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,258,041
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 7,749,619
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 9,655,282
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 9,991,617
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,159,704
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,010,000 2,356,659
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 5,366,006
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 10,963,927
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 8,222,735
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 997,653
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 9,667,276
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 17,879,850
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 16,702,985
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 9,000,000 9,040,508
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 16,507,712
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 22,533,410
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 14,079,150
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,470,675
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 5,341,524
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 4,976,547
Norman Y Mineta San Jose International Airport SJC , Revenue , 2017 A , Refunding ,
5% , 3/01/47 ...................................................... 23,855,000 22,576,902
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,101,136
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,062,443
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,276,660

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Oro Grande Elementary School District, (continued)
COP, 2020, Refunding, 4%, 9/15/28 .................................... $ 2,095,000 $ 1,958,064
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 10,535,834
San Diego County Regional Airport Authority , Revenue, Senior Lien , 2023 B , 5.25% ,
7/01/58 ......................................................... 15,000,000 14,713,774
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 39,805,000 38,202,275
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 9,712,393
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 47,538,470
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... 6,065,000 5,337,994
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 17,997,006
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 5,806,229
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 10,290,671
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 5,095,633
g
Southern California Public Power Authority , Revenue , FRN , 2007 B , 5.244% , ( 3-month
TSOF + 1.645% ), 11/01/38 ........................................... 6,000,000 5,259,904
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,016
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 7,849,137
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 15,624,484
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 14,302,290
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 7,313,606
640,450,080
Colorado 2.8%
f
Access 25 Metropolitan District No. 2 , GO , 144A, 2023 , 6.75% , 12/01/53 .......... 3,555,000 3,518,610
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,692,731
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,404,116
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/37 .................. 10,000,000 9,794,732
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/43 .................. 5,000,000 4,814,516
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/43 ............... 11,045,000 10,920,154
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 15,500,000 14,531,651
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/45 ............... 10,000,000 10,491,044
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 10,000,000 9,406,521
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 39,690,000 39,825,525
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................. 2,000,000 1,089,110
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................. 2,500,000 1,271,652
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................. 2,455,000 1,161,989
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................. 2,000,000 882,182
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 1,861,041
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 29,864,316
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 11,664,475
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 10,056,416
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 9,876,779
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 3,528,164
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 787,481
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,261,497
Eagle River Water & Sanitation District , Wastewater , Revenue , 2020 A , AGMC Insured ,
4% , 12/01/45 ..................................................... 1,250,000 1,067,179
f
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,252,886

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... $ 750,000 $ 666,729
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 827,028
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 2,823,308
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 22,118,624
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 876,394
Severance Shores Metropolitan District No. 4 , GO , 2020 A , 5% , 12/01/49 .........
2,900,000 2,436,322
South Maryland Creek Ranch Metropolitan District ,
GO, 2023, Refunding, AGMC Insured, 5%, 12/01/48 ........................ 800,000 771,177
GO, 2023, Refunding, AGMC Insured, 5.125%, 12/01/57 .................... 2,150,000 2,080,514
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. 500,000 394,426
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 878,417
235,897,706
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 1,945,013
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 1,946,053
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 4,875,519
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,205,605
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 4,939,941
17,912,131
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,014,440
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,310,915
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 952,793
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,323,470
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,488,677
7,090,295
Florida 8.4%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 1,917,702
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,235,511
Ave Maria Stewardship Community District , Assessment , Special Assessment , 2022 A ,
Refunding , 4% , 5/01/42 ............................................. 5,020,000 3,904,781
Babcock Ranch Community Independent Special District ,
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,515,551
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,135,162
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,009,599
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 9,376,620
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,501,671
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,099,168
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 978,884

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Capital Projects Finance Authority, (continued)
Provident Group - Continuum Properties LLC, Revenue, Senior Lien, 2023 A-1, 5%,
11/01/53 ....................................................... $ 2,125,000 $ 1,918,004
Provident Group - Continuum Properties LLC, Revenue, Senior Lien, 2023 A-1, 5%,
11/01/58 ....................................................... 2,000,000 1,780,477
Capital Trust Agency, Inc. ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 17,537,634
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 470,726
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 268,027
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 286,867
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 351,115
f
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,197,935
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 4,352,807
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,008,004
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 15,668,357
Centre Lake Community Development District ,
Special Assessments, Special Assessment, 2021, 3%, 5/01/42 ................ 1,140,000 777,773
Special Assessments, Special Assessment, 2021, 4%, 5/01/52 ................ 1,845,000 1,384,673
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 989,451
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 7,374,864
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,044,731
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 10,555,372
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 6,036,104
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/37 .......................... 5,000,000 5,103,301
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 28,135,000 28,170,447
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 3,923,022
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 20,000,000 18,353,152
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 7,300,000 6,839,382
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,338,079
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 3,985,684
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 10,944,815
Stormwater, Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,040,362
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 2,751,612
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,197,085
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 6,567,144
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/47 ........................................................ 5,750,000 4,618,641
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/47 ........................................................ 7,845,000 7,476,175
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 12,893,744
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 4,911,923

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
City of Tampa, (continued)
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ $ 755,000 $ 393,318
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 386,255
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 356,641
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 12,027,333
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 6,518,318
County of Miami-Dade ,
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 5,000,000 4,945,925
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,386,260
Seaport Department, Revenue, Senior Lien, 2022 A, Refunding, 5.25%, 10/01/52 .. 6,000,000 5,776,681
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,079,526
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 10,042,400
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,189,124
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,109,575
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... 27,500,000 22,581,807
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 938,330
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,342,382
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,092,846
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 755,196
Cypress Mill Community Development District ,
Special Assessments, Special Assessment, 2023, 5%, 5/01/43 ................ 560,000 495,875
Special Assessments, Special Assessment, 2023, 5%, 5/01/53 ................ 1,000,000 832,436
f
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,456,925
f
Epperson North Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2018 A-1 , 5.5% , 11/01/39 ............................. 1,500,000 1,440,667
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 4,165,000 4,046,008
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/37 . 6,000,000 5,711,444
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 3,686,222
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 15,230,555
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 14,335,573
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 287,686
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 451,622
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,279,848
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 4,606,830
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 5,573,867
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,410,000 927,676
Fort Pierce Utilities Authority , Revenue , 1999 B , AMBAC Insured , Zero Cpn., 10/01/24
2,560,000 2,461,717
Greater Orlando Aviation Authority ,
Revenue, 2017 A, 5%, 10/01/47 ....................................... 10,925,000 10,304,757
Revenue, 2019 A, 4%, 10/01/49 ....................................... 15,000,000 11,964,950
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,411,417
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 1,956,854
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,294,905
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,485,689
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 4,916,993

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Hillsborough County Aviation Authority, (continued)
Revenue, 2018 E, 5%, 10/01/48 ....................................... $ 5,000,000 $ 4,727,605
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,100,739
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,212,510
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 5,633,224
f
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 22,126,500
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 5,001,895
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 12,000,390
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,004,560
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,378,011
Revenue, A, Refunding, 5%, 7/01/40 ................................... 49,035,000 47,453,249
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... 3,500,000 2,868,617
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 4,714,651
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 5,000,000 4,909,447
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 3,980,437
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,419,817
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 6,490,611
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 2,946,828
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 5,665,791
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 401,590
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 916,039
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/36 .... 1,235,000 1,043,870
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,060,000 3,939,925
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/47 .... 105,000 77,008
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 922,313
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 712,170
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,214,493
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 975,045
River Hall Community Development District , Assessment Area , Special Assessment ,
2021 A-1 , Refunding , 3% , 5/01/36 ..................................... 750,000 559,341
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,096,620
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,350,684
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 1,995,291
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 572,812

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Sarasota County Health Facilities Authority, (continued)
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. $ 1,025,000 $ 923,716
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,508,010
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 11,999,733
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ 10,000,000 8,243,033
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 20,253,515
South Fork East Community Development District ,
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/26 ............. 100,000 95,970
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/31 ............. 246,000 214,146
Assessments, Special Assessment, 2021, Refunding, 3%, 5/01/38 ............. 597,000 441,350
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,122,921
State of Florida , GO , 2016 F , Refunding , 4% , 6/01/37 ........................
8,000,000 7,598,819
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,460,000 1,510,066
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 796,286
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,419,798
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,077,185
Tohoqua Community Development District , Special Assessment , 2021 , 4% , 5/01/51 .
1,175,000 827,227
Touchstone Community Development District , Special Assessments , Special
Assessment, Senior Lien , 2022 A-1 , 5.5% , 5/01/53 ......................... 1,800,000 1,701,978
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 4,425,357
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,084,303
f
Village Community Development District No. 15 ,
Special Assessment, 144A, 2023, 5%, 5/01/43 ............................ 1,500,000 1,399,088
Special Assessment, 144A, 2023, 5.25%, 5/01/54 ......................... 6,075,000 5,599,652
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 5,000,000 4,853,590
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 2,898,967
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 .
6,970,000 7,138,655
707,420,019
Georgia 4.3%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,003,558
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,383,218
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 6,955,969
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,004,635
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,018,454
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 12,680,319
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, 2023 E, 5.25%, 7/01/43 ........... 4,250,000 4,255,403
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 14,480,954
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 29,356,043
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 4,672,866
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 4,845,000 4,827,348
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 43,596
h
Columbia County Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2023 A , 5.125% , 4/01/53 .................................... 1,875,000 1,825,087

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... $ 10,000,000 $ 9,588,001
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 16,175,016
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 1,958,310
Oglethorpe Power Corp., Revenue, 2017 D, Refunding, 4.125%, 11/01/45 ....... 18,500,000 14,491,490
f
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 29,166,795
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/39 ........................................................ 6,420,000 6,298,297
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, 5%, 7/01/46 ...... 15,000,000 14,480,512
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,366,484
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 1,978,188
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,097,269
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,259,318
e
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 15,478,332
e
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 13,488,062
e,f
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 45,790,227
e
Revenue, 2023 D, Mandatory Put, 5%, 12/01/30 ........................... 33,595,000 33,021,577
e
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 20,000,000 19,860,548
Municipal Electric Authority of Georgia ,
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 7,920,000 7,166,754
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,413,362
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 5,000,000 4,825,593
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 9,999,568
358,411,153
Hawaii 1.2%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 25,158,758
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 20,805,000 20,165,238
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 21,315,000 20,158,836
Airports System, Revenue, 2022 A, 4%, 7/01/47 ........................... 10,000,000 8,111,333
Airports System, Revenue, 2022 A, 5%, 7/01/47 ........................... 12,500,000 11,841,482
Department of Budget & Finance, Revenue, 2019, Refunding, 3.2%, 7/01/39 ..... 10,000,000 6,420,341
Department of Budget & Finance, Revenue, 2019, 3.5%, 10/01/49 ............. 17,035,000 10,018,604
101,874,592
Idaho 0.2%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 7,750,000 7,569,643
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,139,586
Idaho Housing & Finance Association ,
White Pine Charter School, Inc., Revenue, 2023 A, 5.5%, 5/01/43 ............. 350,000 336,567
White Pine Charter School, Inc., Revenue, 2023 A, 5.75%, 5/01/48 ............. 525,000 505,661
White Pine Charter School, Inc., Revenue, 2023 A, 5.75%, 5/01/58 ............. 1,000,000 951,021
14,502,478

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois 5.7%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... $ 20,000,000 $ 20,113,224
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 3,500,000 3,508,314
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 10,000,000 9,749,027
i
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.5%, 1/01/53 ......... 6,000,000 6,037,489
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 9,973,197
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 17,692,583
Revenue, Senior Lien, 2017 D, Refunding, 5%, 1/01/52 ..................... 6,335,000 5,850,072
Revenue, Senior Lien, 2018 A, Refunding, 5%, 1/01/53 ..................... 10,000,000 9,207,109
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 33,529,787
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,190,485
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 3,605,652
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 895,465
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. 1,000,000 882,788
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 871,616
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,136,521
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,622,554
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 13,890,516
City of Chicago ,
GO, 2023 A, 5.5%, 1/01/39 ........................................... 1,050,000 1,062,794
GO, 2023 A, 5.5%, 1/01/40 ........................................... 1,300,000 1,311,084
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 5,267,501
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,038,931
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 1,748,551
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 3,466,830
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 1,574,700
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 1,845,000 834,863
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 619,056
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 752,713
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 548,259
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 28,337,196
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,371,137
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,205,099
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 2,648,732
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 4,835,000 5,040,356
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 10,000,000 4,790,922
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 8,500,000 7,904,170
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 414,989
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 289,355
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 27,731,621
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 1,370,000 1,304,259

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Southwestern Illinois Development Authority, (continued)
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, ETM, Zero Cpn., 12/01/24 ............................. $ 2,480,000 $ 2,373,764
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 2,465,000 2,142,998
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, ETM, Zero Cpn., 12/01/26 ............................. 5,235,000 4,627,262
State of Illinois ,
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,000,085
GO, 2017 A, 5%, 12/01/36 ........................................... 6,070,000 6,065,939
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 2,743,589
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,570,579
GO, 2019 A, 5%, 11/01/28 ........................................... 10,000,000 10,300,017
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,407,551
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,110,816
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,448,941
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,128,074
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,260,171
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 8,487,071
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 3,931,395
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,525,524
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,398,357
GO, 2021 B, 5%, 3/01/25 ............................................ 4,500,000 4,537,026
GO, 2022 B, 5%, 10/01/30 ........................................... 14,650,000 15,156,370
GO, 2022 B, 5%, 10/01/31 ........................................... 26,500,000 27,407,932
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 14,822,290
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 18,474,244
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 10,193,851
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 16,186,077
GO, 2023 B, 5.5%, 5/01/47 .......................................... 2,500,000 2,514,520
Sales Tax, Revenue, 2016 C, Refunding, 4%, 6/15/26 ...................... 5,000,000 4,951,247
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 10,030,000 9,904,770
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 785,000 775,812
f
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 5,655,666
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 24,188,249
476,309,704
Indiana 2.5%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 6,245,157
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 2,977,413
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 10,625,152
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 12,436,991
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 5,685,504
CHF - Tippecanoe LLC, Revenue, 2023 A, 5%, 6/01/53 ..................... 2,300,000 2,067,986
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.125%, 6/01/58 .................. 1,650,000 1,493,545
CHF - Tippecanoe LLC, Revenue, 2023 A, 5.375%, 6/01/64 .................. 6,010,000 5,560,000
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 16,598,225
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 21,236,701
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 4,938,228

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Indiana (continued)
Indiana Finance Authority, (continued)
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. $ 3,000,000 $ 1,929,954
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 3,899,324
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,062,078
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 10,155,469
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,353,659
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 8,156,488
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 5,015,378
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 20,000,000 19,932,106
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
6,500,000 5,555,661
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017 C, Refunding, 5%, 1/01/40 ............................... 15,000,000 15,203,154
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 2,572,542
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 41,937,494
211,638,209
Iowa 0.8%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 9,650,000 8,565,474
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 6,890,543
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/36 .... 1,400,000 1,183,334
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 3,600,000 2,803,109
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 3,225,000 2,346,259
e
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 4.267%, 5/15/26 ..................................... 8,250,000 7,547,851
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 16,978,469
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 21,765,000 19,421,149
65,736,188
Kansas 0.3%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,007,814
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 16,569,239
21,577,053
Kentucky 1.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,140,649
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,265,219
City of Owensboro , Water , Revenue , 2018 , Refunding , BAM Insured , 4% , 9/15/45 ...
5,000,000 4,196,254
County of Boyle , Centre College of Kentucky , Revenue , 2017 , 5% , 6/01/37 ........
2,000,000 2,008,752
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,217,452
e
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,760,319
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 999,205
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 1,997,630
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 871,153
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,405,181
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,359,233
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,063,354

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Bond Development Corp., (continued)
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... $ 2,500,000 $ 1,837,229
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 553,675
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 242,514
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 19,489,217
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 8,988,308
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 7,547,903
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 8,015,000 7,661,922
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,557,326
e
Kentucky Public Energy Authority ,
Revenue, 2019 C, Mandatory Put, 4%, 2/01/28 ........................... 37,000,000 35,116,219
Revenue, 2022 A-2, Mandatory Put, 4.758%, 8/01/30 ....................... 5,000,000 4,792,348
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
125,000 125,109
Kentucky State Property & Building Commission , Kentucky Finance and Administration
Cabinet , Revenue , 5% , 4/01/38 ....................................... 2,500,000 2,531,058
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. 3,000,000 3,030,239
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,260,331
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,247,511
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 4,477,481
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 1,889,716
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,407,494
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 2,950,697
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 3,436,706
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,917,109
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,788,367
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,428,625
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 2,995,202
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 1,920,319
Revenue, 2018 A, 4%, 10/01/32 ....................................... 3,250,000 3,132,195
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,207,347
157,816,568
Louisiana 2.4%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 9,684,205
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 5,409,819
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 5,948,001
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,062,965
f
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,800,000 7,796,959
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 3,786,703
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,604,620
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,091,225
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,265,000 1,795,401
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 6,100,000 4,733,379
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 2,674,644

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
f
Louisiana Local Government Environmental Facilities & Community Development
Authority, (continued)
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 $ 6,350,000 $ 4,232,466
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 5,321,793
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 7,010,875
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 10,000,000 9,535,121
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 9,000,000 8,426,538
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 17,595,000 16,337,698
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 25,700,109
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 6,558,502
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,246,327
f
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 11,953,474
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,007,387
Parish of East Baton Rouge Capital Improvements District , MovEBR Sales Tax ,
Revenue , 2019 , 4% , 8/01/44 ......................................... 6,000,000 5,109,586
e
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,003,734
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 7,296,593
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 8,825,975
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 4,298,013
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 4,356,819
199,808,931
Maryland 1.5%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 9,999,601
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 9,698,552
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,429,624
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,334,203
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 810,593
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,294,158
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 9,938,625
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 9,249,025
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 11,720,371
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 16,666,007
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,491,157
MedStar Health Obligated Group, Revenue, 2015, Refunding, 5%, 8/15/42 ....... 13,285,000 12,938,369
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 15,465,000 15,037,854
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,166,370
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,073,201
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,152,324
124,000,034
Massachusetts 1.8%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 17,668,116

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Commonwealth of Massachusetts, (continued)
GO, 2018 E, 5.25%, 9/01/43 ......................................... $ 10,000,000 $ 10,237,982
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 25,056,964
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 14,894,481
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 10,622,148
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 450,561
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,144
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 13,637,667
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,122,168
f
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,852,854
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,003,607
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 1,648,618
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 1,871,071
Revenue, Senior Lien, 2023 B, 4.25%, 7/01/44 ............................ 4,500,000 4,118,567
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/51 ........................................ 24,870,000 23,488,668
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,066,152
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,193,057
154,157,825
Michigan 0.5%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,009
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,010
Michigan Finance Authority ,
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 920,617
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 1,809,992
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,338,792
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 250,000 220,181
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 2,250,000 1,959,171
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 3,256,822
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 2,565,000 2,514,100
Michigan State Housing Development Authority , Revenue , 2023 B , Refunding , 5% ,
6/01/54 ......................................................... 3,500,000 3,341,022
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 12,415,000 11,301,239
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 5,457,665
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 7,128,343
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2023 B , AGMC Insured , 5.5% , 12/01/48 ................................. 5,000,000 5,061,504
44,329,467
Mississippi 0.8%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2023 A , 4% , 6/01/53 ................................ 6,000,000 4,840,850
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 3,717,064
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,410,089

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Mississippi (continued)
Mississippi Development Bank, (continued)
f
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. $ 3,000,000 $ 2,524,728
Mississippi Home Corp. ,
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 458,789
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 661,749
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 11,683,143
f
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,103,789
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,351,303
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 3,605,332
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,204,929
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 27,117,021
70,678,786
Missouri 0.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 17,095,707
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ 4,000,000 3,463,422
Mercy Health, Revenue, 2023, 5%, 12/01/52 ............................. 5,000,000 4,828,600
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 18,850,110
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 4,977,627
49,215,466
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 9,594,510
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 5,753,454
15,347,964
Nebraska 0.6%
e
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 14,832,183
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 10,887,380
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,042,861
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,029,410
Public Power Generation Agency , Revenue , 2016 A , Refunding , 5% , 1/01/39 .......
7,340,000 7,388,034
53,179,868
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,505,835
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 8,541,694
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,046,538
21,094,067
New Hampshire 0.2%
New Hampshire Business Finance Authority , Presbyterian Homes Obligated Group ,
Revenue , 2023 A , 5.25% , 7/01/48 ..................................... 2,250,000 2,036,677
New Hampshire Health and Education Facilities Authority Act ,
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 3,797,112

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Health and Education Facilities Authority Act, (continued)
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... $ 10,350,000 $ 9,942,782
15,776,571
New Jersey 3.0%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,168,211
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,305,528
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 15,000,000 14,852,522
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 10,000,000 9,704,299
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,077,469
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,231,220
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 1,010,000 1,000,083
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 5,640,000 5,165,871
Revenue, Senior Lien, 2023 B, 4%, 12/01/44 ............................. 8,000,000 7,093,519
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, BAM Insured, Zero Cpn., 12/15/39 ....................... 35,000,000 15,402,506
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 14,447,266
Revenue, 2018 A, Refunding, 5%, 12/15/36 .............................. 7,000,000 7,098,139
Revenue, 2019 AA, 5.25%, 6/15/43 .................................... 5,000,000 5,047,378
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 3,000,000 3,108,552
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 5,220,000 5,351,502
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,018,760
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 4,240,000 4,293,702
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,518,460
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 20,435,000 20,200,768
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 32,425,088
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 7,250,000 7,650,175
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,309,555
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 14,495,927
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 2,000,000 2,052,780
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,146,840
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
46,290,000 42,976,978
253,143,098
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 15,901,151
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 14,615,877
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 901,217
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 871,128
32,289,373
New York 9.2%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 1,829,358
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 95,000 95,117
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 11,452,232
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,617,138
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,146,520

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, Refunding, 5%, 11/15/40 ............................. $ 30,000,000 $ 30,055,710
Revenue, 2013 A, Refunding, 5%, 11/15/38 .............................. 11,800,000 11,819,726
Revenue, 2013 B, Refunding, 5%, 11/15/43 .............................. 8,000,000 8,013,374
Revenue, 2015 A-1, 5%, 11/15/40 ..................................... 7,000,000 6,896,971
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 14,606,307
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,194,157
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 44,938,900
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 8,270,073
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 23,376,785
Revenue, 2020 D, 5%, 11/15/44 ....................................... 35,000,000 34,128,287
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 16,089,388
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 905,000 748,589
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,725,000 5,604,762
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 4,949,499
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,012,729
Water & Sewer System, Revenue, 2017 CC-1, Refunding, 5%, 6/15/46 ......... 32,500,000 32,272,669
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 12,156,508
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 14,999,832
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,042,106
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,097,634
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 12,099,380
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 17,335,371
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 8,504,043
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 6,447,831
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 41,965,752
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 25,983,640
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 19,901,688
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 24,439,446
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,278,942
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,014,117
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 13,452,340
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ 23,000,000 23,511,681
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 15,999,043
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/45 ........ 60,365,000 60,657,378
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,295
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 16,266,508
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 9,000,000 8,785,301
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 6,109,511
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 10,283,590
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 31,766,525
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,000,000 4,858,273
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,267,836
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 19,745,093
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 8,531,116
h
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 5,000,000 4,981,172
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 7,562,644
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... 20,000,000 20,023,554

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, 218, 4%, 11/01/47 ......................................... $ 13,500,000 $ 10,825,316
Triborough Bridge & Tunnel Authority , Revenue , 2022 A , 4% , 11/15/52 ............
10,000,000 8,311,918
775,328,675
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,030,613
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,008,954
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 16,286,267
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 9,282,300
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 8,910,665
41,518,799
North Dakota 0.8%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 5,500,000 5,294,516
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,548,759
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 2,950,000 2,454,425
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 4,600,000 3,779,866
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 3,875,000 3,064,147
Altru Health System Obligated Group, Revenue, 2023 A, AGMC Insured, 5%,
12/01/53 ....................................................... 2,440,000 2,322,876
City of Horace , GO , 2023 B , Refunding , 5.125% , 7/01/25 .....................
14,500,000 14,557,569
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 8,336,169
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 7,687,681
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,355,722
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 9,529,941
63,931,671
Ohio 1.9%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,280,716
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 4,675,270
American Municipal Power, Inc. ,
Combined Hydroelectric, Revenue, 2016 A, Refunding, 5%, 2/15/46 ............ 20,000,000 19,228,540
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/39 ........ 5,000,000 5,001,056
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/42 ........ 2,500,000 2,409,128
Prairie State Energy Campus, Revenue, 2019 C, Refunding, 4%, 2/15/39 ........ 18,795,000 16,226,445
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,605,585
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,191,779
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 6,745,316
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 7,951,754
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 9,598,228
County of Hamilton ,
Life Enriching Communities Obligated Group, Revenue, 2023 A, 5.75%, 1/01/53 ... 4,530,000 4,193,178
UC Health Obligated Group, Revenue, 2020, 5%, 9/15/50 ................... 7,500,000 6,536,813
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
10,000,000 9,056,599

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... $ 6,815,000 $ 5,824,482
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,160,678
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 992,671
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,049,292
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 39,207,665
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 8,350,358
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 530,645
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 687,981
163,504,179
Oklahoma 0.3%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,012,438
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,451,631
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,149,263
Oklahoma Turnpike Authority , Revenue , 2023 , 5.5% , 1/01/53 ...................
6,000,000 6,304,736
Oklahoma Water Resources Board , Revenue , 2023 B , 4% , 10/01/48 .............
4,000,000 3,397,353
21,315,421
Oregon 1.1%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 10,510,052
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
15,000,000 15,120,819
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,442,443
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... 2,450,000 2,364,158
Airport, Revenue, 27 A, 5%, 7/01/38 .................................... 10,000,000 9,919,381
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 10,000,000 9,608,436
Airport, Revenue, 28, 5%, 7/01/52 ..................................... 13,755,000 12,843,753
Airport, Revenue, 29, 5.5%, 7/01/48 .................................... 18,500,000 18,817,573
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 4,738,252
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,458,144
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,086,071
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 1,828,673
93,737,755
Pennsylvania 1.4%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 4,999,819
Allentown Commercial and Industrial Development Authority , Lincoln Leadership
Academy Charter School , Revenue , 2023 , 6% , 6/15/53 ..................... 1,600,000 1,500,978
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,216,172
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,593,268
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 4,157,445
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 395,000 349,011
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 273,532
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,112,117

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... $ 13,785,000 $ 10,053,446
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... 5,000,000 3,539,228
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 469,411
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 897,737
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 7,614,125
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 4,000,000 3,786,419
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022, 6%,
6/30/61 ........................................................ 5,000,000 5,188,034
Presbyterian Homes Obligated Group, Revenue, 2023 B-1, 5.25%, 7/01/49 ...... 1,000,000 909,615
UPMC Obligated Group, Revenue, 2022 A, Refunding, 4%, 2/15/40 ............ 5,240,000 4,521,298
Pennsylvania Housing Finance Agency ,
Revenue, 2022-139 A, Refunding, 4%, 10/01/37 ........................... 9,100,000 7,906,282
i
Revenue, 2023-143A, 5.45%, 4/01/51 .................................. 10,000,000 10,000,638
Pennsylvania Turnpike Commission ,
Revenue, 2020 B, 5%, 12/01/50 ....................................... 8,000,000 7,946,203
Revenue, 2023 A, Refunding, 5%, 12/01/53 .............................. 7,585,000 7,536,303
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
4,000,000 3,370,429
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,478,995
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,091,046
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,170,588
113,682,139
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,118,592
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,187
Revenue, 15A, 6.85%, 10/01/24 ....................................... 105,000 105,182
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,020,285
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,077,648
8,451,894
South Carolina 1.8%
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 7,482,325
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,054,927
f
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 941,924
e
Patriots Energy Group Financing Agency , Revenue , 2023 A-1 , Mandatory Put , 5.25% ,
8/01/31 ......................................................... 10,000,000 9,960,546
South Carolina Jobs-Economic Development Authority ,
f
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,510,000 17,528,953
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 16,704,856
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,900,954
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 17,900,000 11,127,981
f
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 32,000,000 18,269,606
f
FAH Pelham LLC, Revenue, 144A, 2023 A-1, I, 6.5%, 2/01/56 ................ 24,865,000 22,031,372

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
f
FAH Pelham LLC, Revenue, 144A, 2023 A-2, I, 10%, 8/01/39 ................. $ 770,000 $ 685,429
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 25,000,000 23,704,620
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... 10,000,000 9,457,582
Revenue, 2018, 5%, 7/01/55 ......................................... 10,400,000 9,606,725
Spartanburg Regional Health Services District , Spartanburg Regional Health Services
District Obligated Group , Revenue , 2020 A , AGMC Insured , 4% , 4/15/39 ........ 1,410,000 1,243,383
151,701,183
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,508,152
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 8,326,983
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 20,000,000 19,188,032
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 9,731,995
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,494,323
46,249,485
Tennessee 3.5%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,001,763
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,750,139
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,074,286
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,209,934
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,778,707
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 116,615
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 19,747,898
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 735,315
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,104,358
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 121,279
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,423,268
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 1,773,801
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 718,138
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,189,862
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,422,188
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,746,800
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 4,423,268
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,349,196
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 416,612
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,994,972
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,892,127
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,601,499
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... 18,000,000 16,778,212
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 20,932,534
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 2,576,992

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board, (continued)
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 $ 2,250,000 $ 2,182,153
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 671,348
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 10,308,878
Revenue, 2021 A, 5%, 7/01/45 ........................................ 12,235,000 11,665,070
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 2,486,664
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 5,848,455
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 837,394
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 4,919,325
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/46 ........................................................ 5,000,000 4,848,271
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
5% , 5/15/39 ...................................................... 4,000,000 4,001,225
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 19,153,710
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,347,173
Revenue, 2019 B, 5%, 7/01/49 ........................................ 17,475,000 16,464,134
Revenue, 2022 B, 5.25%, 7/01/47 ..................................... 10,000,000 9,818,132
Revenue, 2022 B, 5.5%, 7/01/52 ...................................... 2,500,000 2,506,735
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,030,962
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,704,800
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 2,565,124
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,527,085
e
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 55,208,566
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 738,810
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 610,000 507,820
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,005,000 930,906
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,395,443
i
Revenue, 2023-3A, GNMA Insured, 5.4%, 7/01/53 ......................... 6,000,000 6,012,931
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,000,201
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,545,096
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 712,206
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 838,023
292,656,403
Texas 10.6%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 3,746,131
Aldine Independent School District , GO , 2017 A , Refunding , PSF Guaranty , 5% ,
2/15/42 ......................................................... 10,700,000 10,788,306
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 6,192,623
Austin Community College District , GO , 2023 , 5.25% , 8/01/53 ..................
6,000,000 6,174,133
Carrollton-Farmers Branch Independent School District , GO , 2023 , PSF Guaranty , 4% ,
2/15/53 ......................................................... 10,000,000 8,291,271
Central Texas Turnpike System ,
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 4,820,362
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 36,750,000 34,766,110
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 16,590,372
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 9,911,701

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Austin, (continued)
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ $ 1,405,000 $ 1,235,619
f
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. 2,450,000 2,055,675
f
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,342,554
City of Corpus Christi ,
Utility System, Revenue, 2023, Refunding, 4%, 7/15/48 ..................... 9,000,000 7,616,217
Utility System, Revenue, Junior Lien, 2015 A, 5%, 7/15/40 ................... 13,200,000 13,027,054
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 17,642,093
f
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 15,743,620
City of Houston , Airport System , Revenue, Sub. Lien , 2023 A , Refunding , AGMC
Insured , 5.25% , 7/01/48 ............................................. 5,000,000 4,931,588
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 8,485,219
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 935,523
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 971,922
f
City of Mesquite ,
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5%, 9/01/43 ................................................ 816,000 739,603
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5.125%, 9/01/52 ............................................ 288,000 254,330
City of Pflugerville , GO , 2023 , 4% , 8/01/49 ................................
3,500,000 2,869,574
f
City of Princeton , Eastridge Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2022 , 5.25% , 9/01/52 ......................... 1,376,000 1,188,521
f
City of Royse City ,
Waterscape Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2017, 5%, 9/15/48 ................................ 2,700,000 2,363,567
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B, Special
Assessment, 144A, 2019, 4.375%, 9/15/39 ............................. 610,000 520,235
Waterscape Public Improvement District Improvement Area No. 1 Phase 1B, Special
Assessment, 144A, 2019, 4.5%, 9/15/48 ............................... 1,260,000 1,010,250
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 1,809,587
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 11,628,651
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4.25%, 4/01/53 ... 5,500,000 4,504,358
Comal Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/01/46 ........
3,345,000 2,859,416
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,288,557
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,138,689
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 94,515
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 104,805
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 105,196
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 88,869
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 88,048
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 502,316
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 551,502
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 498,380
Crowley Independent School District , GO , 2023 , PSF Guaranty , 5.25% , 2/01/53 ....
7,500,000 7,759,042
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,000,000
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 6,511,125
f
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,600,000 21,848,763

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
$ 15,000,000 $ 15,096,363
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,066,934
Grand Parkway Transportation Corp. , Revenue , 2013 B , 5.8% , 10/01/45 ..........
10,000,000 10,395,590
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,705,901
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 29,033,094
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,115,165
Harris-Waller Counties Municipal Utility District No. 4 ,
GO, 2022, 5%, 11/01/34 ............................................. 795,000 764,052
GO, 2022, 5%, 11/01/38 ............................................. 840,000 756,305
GO, 2022, 5.25%, 11/01/41 .......................................... 1,435,000 1,296,016
GO, 2022, 5.5%, 11/01/44 ........................................... 2,010,000 1,830,674
GO, 2022, 5.5%, 11/01/48 ........................................... 5,445,000 4,825,501
Highland Park Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 ..
5,500,000 4,645,344
Humble Independent School District , GO , 2018 , PSF Guaranty , 5% , 2/15/43 .......
10,000,000 10,084,117
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 127,665
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 128,391
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 125,535
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 130,615
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 249,903
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 243,522
GO, 2021, 3%, 9/01/41 ............................................. 375,000 236,605
GO, 2021, 3%, 9/01/46 ............................................. 750,000 435,040
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 692,508
f
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 8,663,317
Lamar Consolidated Independent School District ,
GO, 2018, PSF Guaranty, 5%, 2/15/43 .................................. 6,800,000 6,855,141
GO, 2023, 4%, 2/15/53 ............................................. 5,000,000 4,033,313
GO, 2023 A, PSF Guaranty, 5%, 2/15/58 ................................ 7,000,000 7,050,471
Lubbock-Cooper Independent School District , GO , 2023 , PSF Guaranty , 4.375% ,
2/15/53 ......................................................... 15,000,000 13,224,258
Medina Valley Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/53 ..
15,000,000 12,467,070
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,029,909
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 9,075,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,120,749
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 9,610,457
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 187,302
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 10,541,779
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 3,694,723
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 10,000,000 8,623,625
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 18,372,453
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,017,192
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 9,795,439
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 10,000,000 10,049,377
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 25,701,710
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 5,000,000 4,978,602

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
North Texas Tollway Authority, (continued)
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 $ 25,250,000 $ 25,136,019
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,454,453
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,201,687
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 29,624,490
Northwest Independent School District , GO , 2023 , PSF Guaranty , 4% , 2/15/48 .....
7,000,000 6,002,067
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 3,585,189
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 10,279,612
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 2,699,520
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 728,131
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... 36,500,000 30,323,014
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,000,968
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 2,944,138
Sherman Independent School District , GO , 2023 B , PSF Guaranty , 5% , 2/15/53 ....
5,000,000 5,050,351
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , Refunding , 5% , 10/01/38 ...................................... 24,380,000 24,398,058
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 9,732,050
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 2,387,138
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 13,975,366
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,009,650
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,009,650
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 935,000 950,342
Texas Department of Housing & Community Affairs , Revenue , 2023 A , GNMA Insured ,
5.25% , 1/01/53 ................................................... 14,000,000 13,892,696
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 12,715,000 12,500,241
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 10,350,000 10,046,199
Texas Private Activity Bond Surface Transportation Corp. , NTE Mobility Partners LLC ,
Revenue, Senior Lien , 2023 , 5.5% , 12/31/58 ............................. 6,000,000 6,035,988
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ...... 6,250,000 1,366,100
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ...... 5,000,000 1,022,771
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ...... 5,500,000 1,056,449
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 21,813,783
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/49 ....................................................... 20,000,000 16,914,592
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 16,251,506
f
Town of Little Elm ,
Valencia Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 3.125%, 9/01/41 ....................................... 708,000 470,053
Valencia Public Improvement District Improvement Area No. 3, Special Assessment,
144A, 2021, 4%, 9/01/47 ........................................... 831,000 619,948
Town of Ponder ,
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/45 500,000 440,657
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/47 865,000 756,628
i
Viridian Municipal Management District , GO , 2023 , AGMC Insured , 5% , 12/01/49 ... 1,000,000 923,440
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,355,115

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... $ 790,000 $ 532,928
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 387,131
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 913,419
GO, Sub. Lien, 2022, 5.625%, 8/15/52 .................................. 1,065,000 983,236
Ysleta Independent School District , GO , 2022 , PSF Guaranty , 5% , 8/15/56 ........
23,445,000 23,567,392
886,014,884
Utah 1.1%
Central Utah Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/38
10,000,000 9,095,150
City of Bountiful , Sales Tax , Revenue , 2023 , 4% , 7/01/53 ......................
6,840,000 5,551,696
City of Salt Lake City ,
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 25,110,000 23,617,735
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 10,000,000 9,362,820
Airport, Revenue, 2023 A, 5.25%, 7/01/53 ............................... 10,000,000 9,776,582
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
6,000,000 5,218,579
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 9,822,509
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 520,349
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 336,137
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 496,995
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 406,554
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,122,229
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,206,358
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,121,549
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,132,756
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,137,877
90,925,875
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,016,549
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 4,965,115
8,981,664
Virginia 0.5%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,083,627
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 19,168,629
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,011
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/52 3,730,000 3,481,112
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 6,270,000 5,769,524
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 4,691,968
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,035,301
38,300,172
Washington 2.4%
e
Align Capital Trust , Revenue , 2020-4A , Mandatory Put , 3.75% , 1/01/26 ........... 10,139,330 9,613,608
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 15,000,000 14,073,123
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 9,628,462

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
$ 34,480,000 $ 29,403,837
Grant County Public Hospital District No. 1 , GO , 2023 , 5.125% , 12/01/52 .........
4,500,000 4,011,834
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,003
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 14,750,460
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,295,100
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 29,617,267
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,107,272
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 256,767
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 272,288
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 256,489
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... 300,000 246,573
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 741,474
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 966,353
f
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 711,790
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 21,326,527
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 9,623,922
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Refunding, 5%,
10/01/38 ....................................................... 8,000,000 7,745,618
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 317,563
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,388,302
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 12,381,950
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,219,001 18,028,729
f
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,209,723
f
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 5,000,000 4,959,145
199,939,179
West Virginia 0.7%
e
West Virginia Economic Development Authority , Kentucky Power Co. , Revenue , 2014
A , Refunding , Mandatory Put , 4.7% , 6/17/26 ............................. 6,000,000 5,906,747
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 12,057,921
Vandalia Health, Inc. Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/38 . 3,040,000 2,864,077
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6%, 9/01/53 . 3,000,000 3,091,464
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 7,000,000 6,713,435
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 19,659,815
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,091,309
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,497,158
60,881,926

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 4.2%
Public Finance Authority ,
f
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 21,085,631 $ 15,132,137
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 2,589,054
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,108,129
f
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 29,050,316
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 3,646,466
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 3,907,413
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,491,247
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,374,468
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 8,439,281
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 761,412
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 6,358,167
e
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,103,678
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.5%, 7/01/52 ...... 5,000,000 5,134,980
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.625%, 7/01/55 .... 6,620,000 6,850,405
f
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 22,945,000 20,699,600
f,h
Greystone Housing Impact Investors LP, Revenue, 144A, 2023, B-1, 7.125%, 7/25/34 27,000,000 27,025,998
f
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 42,800,000 42,816,692
f
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 18,085,958
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 22,565,000 20,224,150
f
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 B, 7.5%, 12/01/29 ..... 2,645,000 2,463,411
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 730,000 527,316
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 30,185,000 21,108,005
Renown Regional Medical Center Obligated Group, Revenue, 2020 A, Refunding,
4%, 6/01/45 .................................................... 14,000,000 10,976,389
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 3,481,964
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 3,654,519
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 8,004,786
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,272,791
Triad Educational Services, Inc., Revenue, 2022, 5.25%, 6/15/52 .............. 1,610,000 1,351,829
Triad Educational Services, Inc., Revenue, 2022, 5.375%, 6/15/57 ............. 1,550,000 1,305,240
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 971,871
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 6,736
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 3,794,873
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 791,920
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,515,337
e,f
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 23,183,179
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 6,120,192
Wisconsin Health & Educational Facilities Authority ,
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 12,797,758
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 17,789,988

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... $ 5,200,000 $ 3,000,216
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 738,343
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 434,609
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 383,888
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 338,249
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 635,513
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 579,596
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 462,868
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 4,393,449
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 645,122
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 918,611
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... 1,760,000 1,178,473
351,626,592
U.S. Territories 3.5%
District of Columbia 2.3%
District of Columbia ,
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,129,269
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,003,887
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,954,293
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,535,000 19,929,856
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 25,110,000 23,787,386
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 3,868,149
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 890,200
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,667,623
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 25,118,880
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 9,715,228
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 24,750,000 23,543,781
Aviation, Revenue, 2023 A, Refunding, 5.25%, 10/01/53 ..................... 6,000,000 5,944,789
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 26,830,820
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 10,623,677
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 11,158,176
192,166,014
Puerto Rico 1.2%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,385,000 2,392,984
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 11,980,000 12,031,180
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 14,485,000 14,213,519
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 2,725,000 2,736,642
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 87,512 87,999
Puerto Rico Electric Power Authority ,
b,i
Revenue, 6%, 7/01/41 .............................................. 3,809,333 3,809,333
b,i
Revenue, 7.125%, 7/01/59 ........................................... 18,500,231 18,500,231

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Electric Power Authority, (continued)
j
Revenue, 2012 A, 5%, 7/01/42 ........................................ $ 18,925,000 $ 4,778,562
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,702,910
j
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 3,787,500
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 698,767 690,033
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 454,104 290,059
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 776,785 499,087
j
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,500,000 2,450,000
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 27,576,000 24,143,006
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 5,593,000 4,704,292
100,817,337
Total U.S. Territories .................................................................... 292,983,351
Total Municipal Bonds (Cost $9,138,402,737) ...................................
8,231,232,040
Shares
Escrows and Litigation Trusts 0.0%
†
b,k
Puerto Rico Electric Power Authority, Escrow Account ........................ 1,723,393 1,378,715
Total Escrows and Litigation Trusts (Cost $–) ...................................
1,378,715
Total Long Term Investments (Cost $9,200,781,895) .............................
8,291,963,355
a
a a a a
Short Term Investments 0.7%
Principal
Amount
Municipal Bonds 0.7%
California 0.0%
†
l
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 2.25% , 10/01/41 .................. 600,000 600,000
Minnesota 0.1%
l
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.95% , 11/15/48 .... 3,100,000 3,100,000
New York 0.2%
l
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 4.28% , 10/01/46 ...........
700,000 700,000
l
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.85% , 1/01/34 1,200,000 1,200,000
l
New York City , Water & Sewer System , Revenue , 2007 CC-2 , SPA State Street Bank &
Trust Co. , Daily VRDN and Put , 4% , 6/15/38 ............................. 3,000,000 3,000,000
l
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2022 DD, Refunding, Daily VRDN and Put, 4.28%,
6/15/33 ........................................................ 14,220,000 14,220,000
Water & Sewer System, Revenue, BB-1A, SPA State Street Bank & Trust Co., Daily
VRDN and Put, 4%, 6/15/49 ........................................ 2,600,000 2,600,000
21,720,000
Ohio 0.2%
l
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 4% , 6/01/34 ................... 11,900,000 11,900,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
Ohio (continued)
l
Ohio Higher Educational Facility Commission , Cleveland Clinic Health System
Obligated Group , Revenue , 2013 B-3 , SPA US Bank NA , Daily VRDN and Put , 4% ,
1/01/39 ......................................................... $ 2,325,000 $ 2,325,000
14,225,000
Oregon 0.1%
l
Oregon State Facilities Authority ,
PeaceHealth Obligated Group, Revenue, 2018 A, Refunding, LOC US Bank NA,
Daily VRDN and Put, 4%, 8/01/34 .................................... 6,300,000 6,300,000
PeaceHealth Obligated Group, Revenue, 2018 B, Refunding, LOC TD Bank NA,
Daily VRDN and Put, 3.95%, 8/01/34 ................................. 800,000 800,000
7,100,000
Wisconsin 0.1%
l
Wisconsin Health & Educational Facilities Authority , Froedtert Health, Inc. Obligated
Group , Revenue , 2021 A , Refunding , Daily VRDN and Put , 4% , 4/01/35 ......... 8,000,000 8,000,000
Total Municipal Bonds (Cost $54,745,000) ......................................
54,745,000
Total Short Term Investments (Cost $54,745,000 ) ................................
54,745,000
a
Total Investments (Cost $9,255,526,895) 99.6% ..................................
$8,346,708,355
Other Assets, less Liabilities 0.4% .............................................
36,097,959
Net Assets 100.0% ...........................................................
$8,382,806,314
See Abbreviations on page 56 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 1(c) regarding senior floating rate interests.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The maturity date shown represents the mandatory put date.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2023, the aggregate value of these securities was $809,129,491, representing 9.7% of net assets.
g
The coupon rate shown represents the rate at period end.
h
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
i
Security purchased on a when-issued basis. See Note 1(b).
j
See Note 7 regarding defaulted securities.
k
Non-income producing.
l
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,253,271,162
Cost - Non-controlled affiliates (Note 3f) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $8,344,885,675
Value - Non-controlled affiliates (Note 3f) ........................................................ 1,822,680
Cash .................................................................................... 681,024
Receivables:
Investment securities sold ................................................................... 32,454,857
Capital shares sold ........................................................................ 7,752,369
Interest ................................................................................. 116,446,352
Total assets .......................................................................... 8,504,042,957
Liabilities:
Payables:
Investment securities purchased .............................................................. 89,900,331
Capital shares redeemed ................................................................... 22,682,802
Management fees ......................................................................... 3,210,751
Distribution fees .......................................................................... 890,848
Transfer agent fees ........................................................................ 1,052,024
Trustees' fees and expenses ................................................................. 24
Distributions to shareholders ................................................................. 2,209,280
Accrued expenses and other liabilities ........................................................... 1,290,583
Total liabilities ......................................................................... 121,236,643
Net assets, at value ................................................................. $8,382,806,314
Net assets consist of:
Paid-in capital ............................................................................. $10,059,689,171
Total distributable earnings (losses) ............................................................. (1,676,882,857)
Net assets, at value ................................................................. $8,382,806,314

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
October 31, 2023 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,801,987,530
Shares outstanding ........................................................................ 181,745,514
Net asset value per share
a
.................................................................. $9.91
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.30
Class A1:
Net assets, at value ....................................................................... $4,558,633,862
Shares outstanding ........................................................................ 459,753,802
Net asset value per share
a
.................................................................. $9.92
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $10.31
Class C:
Net assets, at value ....................................................................... $191,567,644
Shares outstanding ........................................................................ 19,335,590
Net asset value and maximum offering price per share
a
............................................. $9.91
Class R6:
Net assets, at value ....................................................................... $650,294,684
Shares outstanding ........................................................................ 65,528,547
Net asset value and maximum offering price per share ............................................. $9.92
Advisor Class:
Net assets, at value ....................................................................... $1,180,322,594
Shares outstanding ........................................................................ 118,916,655
Net asset value and maximum offering price per share ............................................. $9.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the six months ended October 31, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $34,225
Interest:
Unaffiliated issuers ........................................................................ 193,922,580
Total investment income ................................................................... 193,956,805
Expenses:
Management fees (Note 3 a ) ................................................................... 20,218,543
Distribution fees: (Note 3c )
    Class A ................................................................................ 2,404,527
    Class A1 ............................................................................... 2,502,521
    Class C ................................................................................ 733,058
Transfer agent fees: (Note 3e )
Class A ................................................................................ 611,215
    Class A1 ............................................................................... 1,590,648
    Class C ................................................................................ 71,711
    Class R6 ............................................................................... 81,540
    Advisor Class ............................................................................ 323,715
Custodian fees (Note 4 ) ...................................................................... 25,640
Reports to shareholders fees .................................................................. 140,808
Registration and filing fees .................................................................... 195,360
Professional fees ........................................................................... 317,511
Trustees' fees and expenses .................................................................. 54,417
Other .................................................................................... 214,419
Total expenses ......................................................................... 29,485,633
Expense reductions (Note 4 ) ............................................................... (25,791)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (2,907)
Net expenses ......................................................................... 29,456,935
Net investment income ................................................................ 164,499,870
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (52,622,585)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (642,531,018)
Non-controlled affiliates (Note 3f) ............................................................ (158,530)
Net change in unrealized appreciation (depreciation) ............................................ (642,689,548)
Net realized and unrealized gain (loss) ............................................................ (695,312,133)
Net increase (decrease) in net assets resulting from operations .......................................... $(530,812,263)

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Federal Tax-Free Income Fund
Six Months Ended
October 31, 2023
(unaudited)
Year Ended
April 30, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $164,499,870 $322,075,585
Net realized gain (loss) ................................................. (52,622,585) (202,703,894)
Net change in unrealized appreciation (depreciation) ........................... (642,689,548) (53,053,291)
Net increase (decrease) in net assets resulting from operations ................ (530,812,263) 66,318,400
Distributions to shareholders:
Class A ............................................................. (32,746,606) (59,671,683)
Class A1 ............................................................ (88,907,884) (185,449,220)
Class C ............................................................. (3,384,992) (7,860,346)
Class R6 ............................................................ (16,931,503) (27,609,822)
Advisor Class ........................................................ (18,685,698) (38,577,120)
Total distributions to shareholders .......................................... (160,656,683) (319,168,191)
Capital share transactions: (Note 2 )
Class A ............................................................. 9,285,293 67,070,974
Class A1 ............................................................ (278,466,120) (892,032,423)
Class C ............................................................. (38,692,258) (85,671,860)
Class R6 ............................................................ (233,367,306) 207,653,888
Advisor Class ........................................................ 261,949,109 (350,007,043)
Total capital share transactions ............................................ (279,291,282) (1,052,986,464)
Net increase (decrease) in net assets ................................... (970,760,228) (1,305,836,255)
Net assets:
Beginning of period ..................................................... 9,353,566,542 10,659,402,797
End of period .......................................................... $8,382,806,314 $9,353,566,542

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the London Interbank Offered Rate (LIBOR), or the
Secured Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of October 31, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At October 31, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
October 31, 2023
Year Ended
April 30, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 20,717,922 $217,320,469 80,664,051 $859,023,042
Shares issued in reinvestment of distributions .......... 2,960,511 30,836,910 5,260,782 56,003,480
Shares redeemed ............................... (22,887,934) (238,872,086) (79,661,592) (847,955,548)
Net increase (decrease) .......................... 790,499 $9,285,293 6,263,241 $67,070,974
Class A1 Shares:
Shares sold ................................... 3,469,419 $36,402,450 13,888,363 $147,952,934
Shares issued in reinvestment of distributions .......... 7,558,648 78,796,223 15,422,978 164,226,746
Shares redeemed ............................... (37,623,818) (393,664,793) (113,136,532) (1,204,212,103)
Net increase (decrease) .......................... (26,595,751) $(278,466,120) (83,825,191) $(892,032,423)
Class C Shares:
Shares sold ................................... 645,577 $6,760,151 2,880,634 $30,648,561
Shares issued in reinvestment of distributions .......... 309,880 3,230,141 702,806 7,478,018
Shares redeemed
a
.............................. (4,650,722) (48,682,550) (11,633,559) (123,798,439)
Net increase (decrease) .......................... (3,695,265) $(38,692,258) (8,050,119) $(85,671,860)
Class R6 Shares:
Shares sold ................................... 7,141,819 $75,575,836 43,587,106 $465,085,486
Shares issued in reinvestment of distributions .......... 1,609,430 16,817,445 2,537,995 27,058,566
Shares redeemed ............................... (32,027,731) (325,760,587) (26,690,224) (284,490,164)
Net increase (decrease) .......................... (23,276,482) $(233,367,306) 19,434,877 $207,653,888
Advisor Class Shares:
Shares sold ................................... 40,260,311 $412,345,536 38,621,159 $412,560,439
Shares issued in reinvestment of distributions .......... 1,641,965 17,083,861 3,165,413 33,745,340
Shares redeemed ............................... (16,015,366) (167,480,288) (74,724,075) (796,312,822)
Net increase (decrease) .......................... 25,886,910 $261,949,109 (32,937,503) $(350,007,043)
a
May include a portion of Class C shares that were automatically converted to Class A.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the period ended October 31, 2023, the annualized gross effective investment management fee rate was 0.445% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended October 31, 2023, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$990,730 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended October 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $31,318
CDSC retained .............................................................................. $73,869
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $1,981,210 $— $— $— $(158,530) $1,822,680 83,000 $34,225
Total Affiliated Securities ... $1,981,210 $— $— $— $(158,530) $1,822,680 $34,225
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares have been capped so that transfer agent fees for that class do not exceed 0.03%
based on the average net assets of the class until August 31, 2024.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended October 31, 2023, these purchase and sale transactions aggregated $196,197,907 and $221,200,598, respectively, with net realized losses of
$1,237,530.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended October 31, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
At October 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2023, aggregated
$1,036,321,221  and $1,234,910,485, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $303,550,254
Long term ................................................................................ 420,277,574
Total capital loss carryforwards ............................................................... $723,827,828
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
Cost of investments .......................................................................... $9,253,219,015
Unrealized appreciation ........................................................................ $72,246,969
Unrealized depreciation ........................................................................ (978,757,629)
Net unrealized appreciation (depreciation) .......................................................... $(906,510,660)
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At October
31, 2023, the aggregate value of these securities was $11,016,062 representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended October 31, 2023, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 1,822,680 $ — $ — $ 1,822,680
Corporate Bonds ........................ — — 32,751,702 32,751,702
Senior Floating Rate Interests ............... — — 24,778,218 24,778,218
Municipal Bonds : —
Alabama ............................. — 226,904,494 — 226,904,494
Alaska ............................... — 33,184,350 — 33,184,350
Arizona .............................. — 214,157,677 — 214,157,677
Arkansas ............................. — 5,596,646 — 5,596,646
California ............................. — 640,450,080 — 640,450,080
Colorado ............................. — 235,897,706 — 235,897,706
Connecticut ........................... — 17,912,131 — 17,912,131

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund (continued)
Assets: (continued)
Investments in Securities:
Municipal Bonds:
Delaware ............................. $ — $ 7,090,295 $ — $ 7,090,295
Florida ............................... — 707,420,019 — 707,420,019
Georgia .............................. — 358,411,153 — 358,411,153
Hawaii ............................... — 101,874,592 — 101,874,592
Idaho ................................ — 14,502,478 — 14,502,478
Illinois ............................... — 476,309,704 — 476,309,704
Indiana .............................. — 211,638,209 — 211,638,209
Iowa ................................ — 65,736,188 — 65,736,188
Kansas .............................. — 21,577,053 — 21,577,053
Kentucky ............................. — 157,816,568 — 157,816,568
Louisiana ............................. — 199,808,931 — 199,808,931
Maryland ............................. — 124,000,034 — 124,000,034
Massachusetts ........................ — 154,157,825 — 154,157,825
Michigan ............................. — 44,329,467 — 44,329,467
Mississippi ............................ — 70,678,786 — 70,678,786
Missouri .............................. — 49,215,466 — 49,215,466
Montana ............................. — 15,347,964 — 15,347,964
Nebraska ............................. — 53,179,868 — 53,179,868
Nevada .............................. — 21,094,067 — 21,094,067
New Hampshire ........................ — 15,776,571 — 15,776,571
New Jersey ........................... — 253,143,098 — 253,143,098
New Mexico ........................... — 32,289,373 — 32,289,373
New York ............................. — 775,328,675 — 775,328,675
North Carolina ......................... — 41,518,799 — 41,518,799
North Dakota .......................... — 63,931,671 — 63,931,671
Ohio ................................ — 163,504,179 — 163,504,179
Oklahoma ............................ — 21,315,421 — 21,315,421
Oregon .............................. — 93,737,755 — 93,737,755
Pennsylvania .......................... — 113,682,139 — 113,682,139
Rhode Island .......................... — 8,451,894 — 8,451,894
South Carolina ......................... — 151,701,183 — 151,701,183
South Dakota .......................... — 46,249,485 — 46,249,485
Tennessee ............................ — 292,656,403 — 292,656,403
Texas ............................... — 886,014,884 — 886,014,884
Utah ................................ — 90,925,875 — 90,925,875
Vermont .............................. — 8,981,664 — 8,981,664
Virginia .............................. — 38,300,172 — 38,300,172
Washington ........................... — 199,939,179 — 199,939,179
West Virginia .......................... — 60,881,926 — 60,881,926
Wisconsin ............................ — 351,626,592 — 351,626,592
U.S. Territories ..........................
District of Columbia ..................... — 192,166,014 — 192,166,014
Puerto Rico ........................... — 78,507,773 22,309,564 100,817,337
Escrows and Litigation Trusts ............... — — 1,378,715 1,378,715
Short Term Investments ................... — 54,745,000 — 54,745,000
Total Investments in Securities ........... $1,822,680 $8,263,667,476 $81,218,199 $8,346,708,355
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
10. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
USD
United States Dollar
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Interbank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Semiannual Report
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Franklin Federal Tax-Free Income Fund
Shareholder Information

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Semiannual Report
Quarterly Schedule of Investments
The Fund files a complete Schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 S 12/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.     N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  December 21, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  December 21, 2023